TRADE AND OTHER PAYABLES - Schedule of Trade and Other Payables by Denomination (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade And Other Payables [Line Items]
Trade and other current payables	$ (743)	$ (617)	$ (720)
Pound sterling
Trade And Other Payables [Line Items]
Trade and other current payables	(42)	(45)	(36)
Euro
Trade And Other Payables [Line Items]
Trade and other current payables	(11)	(12)	(10)
U.S. dollar
Trade And Other Payables [Line Items]
Trade and other current payables	(663)	(540)	(658)
Other currencies
Trade And Other Payables [Line Items]
Trade and other current payables	$ (27)	$ (20)	$ (16)